UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington,  D.C.     20549


FORM 13F/A


FORM 13F/A COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 1999

Check here if Amendment [ x ];  Amendment Number:1
This Amendment  (Check only one.):  [ x ] is a restatement.
				    [   ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:	 Guardian Insurance & Annuity Co., Inc.
Address: 7 Hanover Square
	 New York,  NY   10004

13F File Number:   28-04885

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.




Person Signing this Report on Behalf of Reporting Manager:

Name:	 Frank L. Pepe
Title:	 Vice President/Treasurer
Phone:	 212-598-8445
Signature,  Place,  and Date of Signing:

Frank L. Pepe	New York,  NY	February 2, 2000




I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Please disregard the information attached to accession number 0000044393-00-000002 for the Guardian Insurance & Annuity Corp. (CIK #44393) on the reporting period as of 12/31/99. This filing was made in error. The holdings in this report are correctly filed under the Guardian Investor Services Corp. (CIK # 728572), accession number 0000728572-00-000004.